Closed Block	12 Months Ended
Dec. 31, 2015
Closed Block
(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Liabilities:
Future policyholder benefits	$1,637	$1,669
Policyholder funds and accumulated dividends	138	139
Policyholder dividends payable	21	22
Policyholder dividend obligation	99	152
Other policy obligations and liabilities	35	33

Total liabilities	$1,930	$2,015

Assets:
Fixed maturity securities, available-for-sale	$1,316	$1,336
Mortgage loans, net of allowance	235	272
Policy loans	146	149
Other assets	71	86

Total assets	$1,768	$1,843

Excess of reported liabilities over assets	162	172

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(53)	$35
Adjustment to policyholder dividend obligation	53	(35)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$162	$172

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,316	$1,336
Amortized cost	1,249	1,216
Shadow policyholder dividend obligation	(67)	(120)

Net unrealized appreciation	$—	$—

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2015	2014	2013
Revenues:
Premiums	$58	$61	$66
Net investment income	87	93	94
Realized investment gains	1	1	—
Realized losses credited to policyholder benefit obligation	(5)	(5)	(4)

Total revenues	$141	$150	$156

Benefits and expenses:
Policy and contract benefits	$122	$124	$123
Change in future policyholder benefits and interest credited to policyholder accounts	(33)	(34)	(29)
Policyholder dividends	40	43	44
Change in policyholder dividend obligation	(4)	(1)	3
Other expenses	1	2	(2)

Total benefits and expenses	$126	$134	$139

Total revenues, net of benefits and expenses, before federal income tax expense	$15	$16	$17
Federal income tax expense	5	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$10	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$172	$182	$193
Change during period	(10)	(10)	(11)

End of period	$162	$172	$182

Cumulative closed block earnings from inception through December 31, 2015, 2014 and 2013 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $32 million and $28 million as of December 31, 2015, 2014 and 2013, respectively.